OPERATING LEASES - Schedule of maturities of lease liabilities (Details)	Jul. 31, 2020 USD ($)
OPERATING LEASES
2021	$ 942,360
2022	667,392
2023	477,151
2024	481,817
2025	396,682
2025 and thereafter	2,169,094
Total lease payments	5,134,496
Less: imputed interest	(1,001,257)
Present value of lease liabilities	$ 4,133,239